UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08217

Name of Fund:  BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock

MuniHoldings New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 05/31/2014

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2014 (Unaudited)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 138.3%
Corporate — 3.7%
City of New York New York Industrial Development Agency, Refunding RB, AMT:
Terminal One Group Association Project, 5.50%, 1/01/24 (a)	$1,500	$1,601,505
Transportation Infrastructure Properties LLC, Series A, 5.00%, 7/01/28	820	874,981
County of Suffolk New York Industrial Development Agency, RB, KeySpan Generation LLC, Port Jefferson, AMT, 5.25%, 6/01/27	4,340	4,361,960
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	5,500	6,427,905
New York State Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/Keyspan, Series A, AMT (NPFGC), 4.70%, 2/01/24	3,340	3,527,708

		16,794,059
County/City/Special District/School District — 35.3%
Buffalo & County of Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	1,000	1,090,530
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	2,350	2,615,315
Sub-Series A-1, 5.00%, 10/01/34	1,630	1,814,109
Fiscal 2012, Sub-Series D-1, 5.00%, 10/01/33	4,175	4,673,119
Fiscal 2014, Sub-Series D-1, 5.00%, 8/01/31	945	1,079,209
City of New York New York, GO, Refunding:
Fiscal 2012, Series I, 5.00%, 8/01/32	490	549,574
Fiscal 2014, Series E, 5.00%, 8/01/32	2,000	2,268,740
Series E, 5.50%, 8/01/25	5,500	6,758,785
Series E, 5.00%, 8/01/30	2,000	2,278,700
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/35	19,150	20,079,158
5.00%, 11/15/44	5,605	5,881,943

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	$6,505	$7,416,871
5.00%, 7/01/33	1,375	1,520,764
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/39 (b)	1,380	436,577
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	800	933,888
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/31	3,500	3,587,640
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	6,640	6,773,530
Yankee Stadium Project (NPFGC), 5.00%, 3/01/36	2,200	2,247,762
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	9,500	9,667,200
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
(NPFGC), 5.00%, 2/01/33	1,015	1,018,867
Sub-Series A-1, 5.00%, 11/01/38	950	1,065,910
Sub-Series B-1, 5.00%, 11/01/35	2,100	2,375,184
Sub-Series B-1, 5.00%, 11/01/36	1,690	1,908,416
City of New York New York Transitional Finance Authority Future Tax Secured, Refunding RB (NPFGC), 5.00%, 11/15/26	180	180,691
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A, 5.25%, 5/01/31	1,000	1,128,300
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	2,350	2,428,349
(AGC), 5.00%, 2/15/47	305	316,148
(AGC), 5.00%, 2/15/47	7,370	7,639,373
(AGM), 5.00%, 2/15/47	7,530	7,805,221
(NPFGC), 4.50%, 2/15/47	12,305	12,454,998
(NPFGC), 5.00%, 2/15/47	1,500	1,550,010

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2014	1

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	$1,710	$1,874,724
4 World Trade Center Project, 5.00%, 11/15/44	4,000	4,322,640
4 World Trade Center Project, 5.75%, 11/15/51	2,080	2,332,637
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	885	921,046
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	3,530	3,781,195
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC):
5.25%, 10/15/27	2,500	2,545,100
5.00%, 10/15/32	21,175	21,528,199
Syracuse New York Industrial Development Agency, RB, PILOT, Carousel Center Project, Series A, AMT (Syncora), 5.00%, 1/01/36	3,100	3,125,265

		161,975,687
Education — 23.6%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	4,975	5,211,113
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of National History, 5.00%, 7/01/37 (c)	1,775	2,012,477
American Museum of Natural History (NPFGC), 5.00%, 7/01/36	6,300	6,322,239
Carnegie Hall, 4.75%, 12/01/39	3,150	3,287,781
Carnegie Hall, 5.00%, 12/01/39	1,850	1,960,241
Wildlife Conservation Society, 5.00%, 8/01/42	2,840	3,110,851
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	5,535	5,926,712
Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Madison New York Industrial Development Agency, RB, Colgate University Project, Series A (AMBAC), 5.00%, 7/01/30	$4,000	$4,091,680
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	1,240	1,363,392
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/29	1,135	1,274,333
5.00%, 12/01/36	1,100	1,211,859
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	715	746,374
5.00%, 7/01/42	445	460,535
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 9/01/34	300	349,956
5.38%, 9/01/41	125	137,246
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM):
5.50%, 7/01/33	500	557,730
5.25%, 7/01/36	700	764,589
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	500	555,240
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	1,770	1,989,675
Fordham University, Series A, 5.00%, 7/01/28	175	197,307
Fordham University, Series A, 5.50%, 7/01/36	1,375	1,546,215
General Purpose, Series A, 5.00%, 2/15/36	4,500	5,020,560
Mount Sinai School of Medicine, 5.13%, 7/01/39	1,000	1,056,930
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	3,500	4,350,395
New York University, Series B, 5.00%, 7/01/34	400	452,488

2	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, RB (concluded):
New York University, Series B, 5.00%, 7/01/42	$3,000	$3,312,240
New York University, Series C, 5.00%, 7/01/38	2,000	2,240,540
Siena College, 5.13%, 7/01/39	1,345	1,423,481
State University Dormitory Facilities, Series A, 5.00%, 7/01/35	750	833,363
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	1,500	1,623,180
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	1,500	1,630,275
The New School (AGM), 5.50%, 7/01/43	3,265	3,578,799
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	1,000	1,131,570
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,141,530
Fordham University, 4.13%, 7/01/39	740	752,173
Fordham University, 5.00%, 7/01/44	1,900	2,104,611
New York University Mount Sinai School of Medicine (NPFGC), 5.00%, 7/01/35	4,500	4,717,215
New York University, Series A, 5.00%, 7/01/31	3,000	3,375,150
New York University, Series A, 5.00%, 7/01/37	4,180	4,630,562
Rochester Institute of Technology, 4.00%, 7/01/31	3,300	3,431,769
Rochester Institute of Technology, 5.00%, 7/01/38	500	546,515
Rochester Institute of Technology, 5.00%, 7/01/42	750	815,393
Rockefeller University, Series B, 4.00%, 7/01/38	1,550	1,606,343
St. John’s University, Series A, 5.00%, 7/01/27	370	417,397
Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
State of New York Dormitory Authority, Refunding RB (concluded):
St. John’s University, Series A, 5.00%, 7/01/28	$500	$559,880
State University Dormitory Facilities, Series A, 5.25%, 7/01/31	4,755	5,449,515
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	6,435	7,342,464
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	1,490	1,632,980

		108,254,863
Health — 10.4%
City of New York New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	1,800	1,968,714
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 4/01/34	500	550,095
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/37	1,180	1,264,346
County of Monroe New York Industrial Development Corp., Refunding RB:
Rochester General Hospital Project, Series B, 3.60%, 12/01/32	795	766,420
Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	5,925	6,831,051
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,500	1,607,370
State of New York Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	2,250	2,533,590
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	5,500	6,022,005
Montefiore Hospital (NPFGC), 5.00%, 8/01/33	1,000	1,006,620

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2014	3

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
State of New York Dormitory Authority, RB (concluded):
New York & Presbyterian Hospital (AGM), 5.00%, 8/15/14 (d)	$3,880	$3,919,033
New York University Hospitals Center, Series A, 5.75%, 7/01/31	2,680	3,001,653
New York University Hospitals Center, Series A, 6.00%, 7/01/40	1,800	2,019,528
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	1,825	1,981,713
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 5/01/39	1,000	1,020,890
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	685	699,310
State of New York Dormitory Authority, Refunding RB:
New York University Hospital Center, Series A, 5.00%, 7/01/36	1,000	1,040,810
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	2,000	2,163,720
North Shore-Long Island Jewish Obligated Group, Series A, 5.25%, 5/01/34	7,375	8,100,036
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	1,000	1,040,800

		47,537,704
Housing — 6.0%
City of New York New York Housing Development Corp., RB, M/F Housing, AMT:
Series A-1-A, 5.00%, 11/01/30	750	768,728
Series A-1-A, 5.45%, 11/01/46	1,335	1,353,263
Series C, 5.00%, 11/01/26	1,250	1,272,488
Series C, 5.05%, 11/01/36	2,000	2,056,800
Series H-1, 4.70%, 11/01/40	1,000	1,005,410
Series H-2-A, 5.20%, 11/01/35	835	851,566
Series H-2-A, 5.35%, 5/01/41	600	618,138
Municipal Bonds	Par (000)	Value
New York (continued)
Housing (concluded)
City of Yonkers New York Industrial Development Agency, RB, Monastery Manor Associates LP Project, AMT (SONYMA), 5.25%, 4/01/37	$2,000	$2,015,160
State of New York HFA, RB:
Affordable Housing, Series E (SONYMA), 3.40%, 11/01/37	4,755	4,345,452
Affordable Housing, Series E (SONYMA), 3.50%, 11/01/42	4,225	3,828,103
St. Philip’s Housing, Series A, AMT (Fannie Mae), 4.65%, 11/15/38	1,000	1,005,750
State of New York Mortgage Agency, RB, S/F, 49th Series, 4.00%, 10/01/43	2,000	2,014,040
State of New York Mortgage Agency, Refunding RB:
48th Series, 3.70%, 10/01/38	3,210	3,130,296
S/F, 143rd Series, AMT, 4.85%, 10/01/27	1,085	1,109,510
S/F, 143rd Series, AMT (NPFGC), 4.85%, 10/01/27	2,000	2,057,080

		27,431,784
State — 15.9%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,510	1,555,738
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	4,000	4,580,800
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	3,000	3,456,000
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,250	1,437,012
Series S-2 (AGM), 5.00%, 1/15/37	3,750	4,068,937
Series S-2 (NPFGC), 4.25%, 1/15/34	4,000	4,068,440
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/34	2,500	2,783,675
Sub-Series B-1, 5.00%, 11/15/31	4,000	4,548,560

4	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
State (concluded)
State of New York Dormitory Authority, ERB, Series C, 5.00%, 12/15/31	$2,320	$2,549,587
State of New York Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 3/15/37	3,000	3,334,680
General Purpose, Series B, 5.00%, 3/15/42	5,000	5,464,550
General Purpose, Series E, 5.00%, 2/15/31	2,645	2,981,312
Master BOCES Program Lease (AGC), 5.00%, 8/15/28	250	275,453
Mental Health Services Facilities Improvement, Series B (AGM), 5.00%, 2/15/33	4,500	4,994,010
School Districts Financing Program, Series C (AGM), 5.00%, 10/01/37	2,500	2,724,975
State of New York Dormitory Authority, Refunding RB:
School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	5,000	5,477,900
School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	450	493,011
Secured Hospital, North General Hospital (Syncora), 5.75%, 2/15/17	2,000	2,007,560
State of New York Thruway Authority, RB:
2nd General Highway and Bridge Trust, Series A (AMBAC), 5.00%, 4/01/26	8,700	9,369,465
2nd General Highway and Bridge Trust, Series B, 5.00%, 4/01/27	1,000	1,112,360
Transportation, Series A, 5.00%, 3/15/32	2,740	3,119,737
State of New York Thruway Authority, Refunding RB, 2nd General Highway and Bridge Trust, Series A, 5.00%, 4/01/32	1,000	1,116,500
State of New York Urban Development Corp., RB, Personal Income Tax, Series A, 3.50%, 3/15/28	1,660	1,711,211

		73,231,473
Municipal Bonds	Par (000)	Value
New York (continued)
Transportation — 31.4%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	$1,000	$1,141,910
Series A, 5.00%, 11/15/30	5,500	6,174,630
Series A-1, 5.25%, 11/15/33	1,620	1,849,392
Series A-1, 5.25%, 11/15/34	1,620	1,840,984
Series C, 6.50%, 11/15/28	6,015	7,231,654
Series D, 5.25%, 11/15/41	2,000	2,190,860
Series E, 5.00%, 11/15/38	8,750	9,577,575
Series H, 5.00%, 11/15/25	1,000	1,162,320
Sub-Series B, 5.00%, 11/15/25	1,000	1,168,230
Metropolitan Transportation Authority, Refunding RB, Series D, 5.00%, 11/15/30	885	991,076
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	11,500	12,671,505
Niagara Falls Bridge Commission, Refunding RB, Toll Bridge System, Series A (AGC), 4.00%, 10/01/19	1,600	1,740,976
Port Authority of New York & New Jersey, ARB:
Consolidated, 37th Series, AMT (AGM), 5.13%, 7/15/30	2,500	2,538,925
Consolidated, 163rd Series, 5.00%, 7/15/35	2,500	2,831,075
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 6.25%, 12/01/15	7,830	8,187,439
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.90%, 12/01/17	4,000	4,006,600
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	19,725	19,848,084
Port Authority of New York & New Jersey, Refunding ARB:
179th Series, 5.00%, 12/01/38	1,390	1,562,096
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	2,250	2,303,280
Consolidated, 177th Series, AMT, 4.00%, 1/15/43	1,100	1,085,172
Consolidated, 178th Series, AMT, 5.00%, 12/01/33	1,000	1,103,360

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2014	5

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (concluded)
Port Authority of New York & New Jersey, Refunding ARB (concluded):
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	$750	$806,963
Port Authority of New York & New Jersey, Refunding RB, Consolidated, AMT:
146th Series (AGM), 4.50%, 12/01/34	5,000	5,088,800
177th Series, 3.50%, 7/15/35	1,600	1,481,824
State of New York Thruway Authority, Refunding RB:
General, Series G (AGM), 4.75%, 1/01/29	1,250	1,302,250
General, Series G (AGM), 4.75%, 1/01/30	1,030	1,072,591
General, Series G (AGM), 5.00%, 1/01/32	15,450	16,091,947
General, Series I, 5.00%, 1/01/24	1,000	1,165,750
General, Series I, 5.00%, 1/01/37	5,635	6,170,156
General, Series I, 5.00%, 1/01/42	4,270	4,596,057
Series F (AMBAC), 5.00%, 1/01/15 (d)	3,330	3,424,772
Series F (AMBAC), 5.00%, 1/01/30	1,670	1,709,128
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32 (b)	7,400	3,571,462
General, Remarketing, Series A, 5.00%, 11/15/36	1,000	1,108,210
Series C, 5.00%, 11/15/38	1,385	1,537,502
Sub-Series A, 5.00%, 11/15/28	2,500	2,905,650
Sub-Series A, 5.00%, 11/15/29	875	1,010,083

		144,250,288
Utilities — 12.0%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Series B, 5.00%, 6/15/36	3,500	3,740,310
Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities (concluded)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2010, Series FF, 5.00%, 6/15/31	$1,500	$1,700,460
Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,130,060
Series DD, 5.00%, 6/15/32	5,750	6,435,515
Long Island Power Authority, RB, Electric System, Series A:
(AMBAC), 5.00%, 9/01/14 (d)	3,000	3,036,630
General (AGM), 5.00%, 5/01/36	2,375	2,543,934
Long Island Power Authority, Refunding RB:
Electric System, Series A (AGC), 5.75%, 4/01/39	1,000	1,156,670
General, Electric System, Series A (AGC), 6.00%, 5/01/33	1,500	1,763,910
General, Series B (AGM), 5.00%, 12/01/35	3,500	3,728,340
State of New York Environmental Facilities Corp., RB, Long Island Water Corp. Project, Series A, AMT (NPFGC), 4.90%, 10/01/34	6,000	6,017,160
State of New York Environmental Facilities Corp., Refunding RB, Revolving Funds New York City Municipal Water Finance Authority Projects, 2nd General Resolution, Series B, 5.00%, 6/15/36	3,200	3,610,240
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	2,580	2,864,238
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	15,490	17,494,871

		55,222,338
Total Municipal Bonds in New York		634,698,196

Guam — 0.3%
Utility — 0.3%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/37	1,175	1,240,130

6	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico — 0.7%
Housing — 0.7%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	$3,300	$3,315,114
Total Municipal Bonds — 139.3%		639,253,440

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)
New York — 22.8%
County/City/Special District/School District — 4.2%
City of New York New York, GO:
Sub-Series C-3 (AGC), 5.75%, 8/15/28 (f)	10,000	11,795,700
Sub-Series I-1, 5.00%, 3/01/36	2,500	2,803,075
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	1,650	1,830,923
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	2,610	2,867,372

		19,297,070
Education — 4.8%
New York City Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 8/01/33	1,981	2,227,405
State of New York Dormitory Authority, New York University, LRB, State University Dormitory Facilities, Series A:
5.25%, 7/01/29	5,000	5,629,950
5.00%, 7/01/35	4,448	4,982,511
State of New York Dormitory Authority, RB, New York University:
(AMBAC), 5.00%, 7/01/37	2,999	3,308,261
Series A, 5.00%, 7/01/38	5,498	6,098,647

		22,246,774
State — 3.2%
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	5,000	5,823,600
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
New York (concluded)
State (concluded)
State of New York Dormitory Authority, RB, Series C:
General Purpose, 5.00%, 3/15/41	$2,500	$2,732,700
Mental Health Services Facilities, AMT (AGM), 5.40%, 2/15/33	5,458	6,157,122

		14,713,422
Transportation — 7.2%
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (f)	6,000	6,852,882
Metropolitan Transportation Authority, RB, Dedicated Tax, Series A (NPFGC), 5.00%, 11/15/31	7,002	7,574,483
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/25	8,005	9,141,693
State of New York Thruway Authority, Refunding RB, General, Series H (AGM), 5.00%, 1/01/37	8,500	9,354,080

		32,923,138
Utilities — 3.4%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	4,004	4,604,503
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	7,151	8,093,486
Series FF-2, 5.50%, 6/15/40	2,400	2,743,039

		15,441,028
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 22.8%		104,621,432
Total Long-Term Investments (Cost — $700,399,980) — 162.1%		743,874,872

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2014	7

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BIF New York Municipal Money Fund, 0.00% (g)(h)	3,748,685	$3,748,685
Total Short-Term Securities (Cost — $3,748,685) — 0.8%		3,748,685
Total Investments (Cost — $704,148,665*) — 162.9%		747,623,557
Other Assets Less Liabilities — 1.5%		6,736,349
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.3%)		(51,905,498)
VRDP Shares, at Liquidation Value — (53.1%)		(243,600,000)

Net Assets Applicable to Common Shares — 100.0%		$458,854,408

*	As of May 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$652,789,939

Gross unrealized appreciation	$45,157,282
Gross unrealized depreciation	(2,214,053)

Net unrealized appreciation	$42,943,229

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Zero-coupon bond.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley & Co. LLC	$2,012,477	$13,171

(d)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Represent bonds transferred to a TOB. In exchange for which the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(f)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from February 15, 2017 to February 15, 2019 is $8,472,296.

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended May 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at May 31, 2014	Income
BIF New York Municipal Money Fund	9,101,817	(5,353,132)	3,748,685	$570

(h)	Represents the current yield as of report date.

8	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bonds
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
S/F	Single-Family
SONYMA	State of New York Mortgage Agency
Syncora	Syncora Guarantee

•	Financial futures contracts outstanding as of May 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(685)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	$85,978,203	$(354,162)

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2014	9

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$743,874,872	—	$743,874,872
Short-Term Securities	$3,748,685	—	—	3,748,685

Total	$3,748,685	$743,874,872	—	$747,623,557

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(354,162)	—	—	$(354,162)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

10	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2014

Schedule of Investments (concluded)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of May 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$899,000	—	—	$899,000
Liabilities:
TOB trust certificates	—	$(51,890,389)	—	(51,890,389)
VRDP Shares	—	(243,600,000)	—	(243,600,000)

Total	$899,000	$(295,490,389)	—	$(294,591,389)

There were no transfers between levels during the period ended May 31, 2014.

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2014	11

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New York Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings New York Quality Fund, Inc.

Date: July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings New York Quality Fund, Inc.

Date: July 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniHoldings New York Quality Fund, Inc.

Date: July 23, 2014